Income Tax (Details) - Schedule of Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Consolidated Statements of Profit or Loss [Abstract]
Income before income taxes, as per the statement of operations	$ 211,034	$ 256,710	$ 184,011
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Tax computed at the statutory tax rate	$ 48,538	$ 59,043	$ 42,323
Non-deductible expenses (non-taxable income) net and tax-deductible costs not included in the accounting costs	3,705	720	3,667
Effect of different tax rates	(874)	(1,273)	852
Release of trapped earnings (see Note 23(a)(2)		711	3,531
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(1,907)	(5,579)	(7,338)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	(2,070)	448	(84)
Undistributed earnings	(260)	(461)
Taxes in respect of prior years	558	890	891
Uncertain tax positions	(2,293)	3,065	401
Other	678	(2,329)	(1,629)
Total	$ 46,075	$ 55,235	$ 42,614